ACQUISITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Summary of finalized fair value of assets and assumed liabilities
At June 30, 2022 and December 31, 2021, the Class A common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$228,078,680
Less:
Proceeds allocated to Public Warrants	(12,492,109)
Class A common stock issuance costs	(12,318,960)
Add:
Adjustment of carrying value to initial redemption value	28,232,249

Class A common stock subject to possible redemption, December 31, 2021	$231,499,860
Add:
Adjustment of carrying value to redemption value	—

Class A common stock subject to possible redemption, March 31, 2022	231,499,860
Add:
Adjustment of carrying value to redemption value	34,916

Class A common stock subject to possible redemption, June 30, 2022	$231,534,776

At December 31, 2021, the Class A common stock reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$228,078,680
Less:
Proceeds Allocated to Public Warrants	(12,492,109)
Class A common stock issuance costs	(12,318,960)
Add:
Adjustment of carrying value to initial redemption value	28,232,249

Class A common stock subject to possible redemption	$231,499,860

Business Acquisition, Pro Forma Information
During the period of December 3, 2021 to December 30, 2021, the Company recorded financial information related to Betabrand as follows (in thousands):

December 3-30, 2021
Net revenue	$4,317
Gross margin	$3,156
Net income	$560

Branded Online Inc dba Nogin [Member]
Summary of finalized fair value of assets and assumed liabilities	The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375
The following table summarizes the finalized fair value of the assets and assumed liabilities (in thousands):

As of December 2, 2021
Acquired assets
Inventory	$2,408
Other current assets	741
Property and equipment	26
Internal-use software and website	348
Intangible assets
Customer relationships	2,538
Developed technology	748
Trade name	438
Security Deposits	19

Total identifiable assets	$7,266
Liabilities assumed
Accounts payable	$151
Deferred revenue	3,224

Total liabilities	$3,375